UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.5%

	ABSOLUTE RETURN FUNDS – 9.6%

	Affiliated Absolute Return Funds – 9.6%

744,748	Nuveen Tactical Market Opportunities Fund (Class I)	$7,365,554
	Total Absolute Return Funds (cost $7,862,084)	7,365,554

	COMMODITY FUNDS – 0.4%

	Non-Affiliated Commodity Funds – 0.4%

40,600	United States Natural Gas Fund LP, (3)	342,258
	Total Commodity Funds (cost $470,981)	342,258

	EQUITY FUNDS – 76.9%

	Affiliated Equity Funds – 76.9%

511,300	Nuveen Dividend Value Fund (Class R6)	8,364,870

179,779	Nuveen International Growth Fund (Class R6)	6,365,984

115,037	Nuveen Large Cap Core Fund (Class R6)	3,306,154

73,966	Nuveen Large Cap Growth Opportunities Fund (Class R6)	2,420,916

186,563	Nuveen Large Cap Select Fund (Class I)	4,283,494

146,975	Nuveen Large Cap Value Fund (Class R6)	3,658,197

293,486	Nuveen NWQ International Value Fund (Class I)	6,556,476

351,365	Nuveen NWQ Large-Cap Value Fund (Class I)	2,846,060

33,224	Nuveen Real Asset Income Fund (Class R6)	747,871

66,868	Nuveen Real Estate Securities Fund (Class R6)	1,523,931

70,673	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2,498,298

101,054	Nuveen Small Cap Growth Opportunities Fund (Class R6)	2,498,050

47,985	Nuveen Small Cap Select Fund (Class I)	596,932

107,727	Nuveen Small Cap Value Fund (Class R6)	2,654,390

160,951	Nuveen Symphony International Equity Fund (Class I)	2,758,692

70,685	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,449,927

116,822	Nuveen Symphony Low Volatility Equity Fund (Class R6)	3,274,533

58,743	Nuveen Winslow Large-Cap Growth Fund (Class R6)	2,352,652
	Total Equity Funds (cost $54,700,661)	59,157,427

	FIXED INCOME FUNDS – 10.6%

	Affiliated Fixed Income Funds – 10.6%

245,003	Nuveen Core Bond Fund (Class R6)	2,359,376

217,599	Nuveen High Yield Municipal Bond Fund (Class R6)	3,564,271

16,374	Nuveen Preferred Securities Fund (Class R6)	274,271

171,912	Nuveen Short Term Bond Fund (Class R6)	1,695,056

NUVEEN	1

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

13,119	Nuveen Strategic Income Fund (Class R6)				$137,621

7,088	Nuveen Symphony Credit Opportunities Fund (Class R6)				143,810
	Total Fixed Income Funds (cost $8,094,504)				8,174,405
	Total Long-Term Investments (cost $71,128,230)				75,039,644

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 3.0%

	Money Market Funds – 1.2%

908,407	First American Treasury Obligations Fund, Class Z	0.239% (5)	N/A	N/A	$908,407

	U.S. Government and Agency Obligations – 1.8%

$1,400	U.S. Treasury Bills, (6)	0.000%	2/02/17	AAA	1,398,963
	Total Short-Term Investments (cost $2,307,395)				2,307,370
	Total Investments (cost $73,435,625) – 100.5%				77,347,014
	Other Assets Less Liabilities – (0.5)% (7)				(390,372)
	Net Assets – 100%				$76,956,642

Investments in Derivatives as of November 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	68	12/16	$5,559,340	$(5,440)	$(233,981)
Mini MSCI Emerging Markets Index	Long	145	12/16	6,256,750	13,050	(192,564)
NASDAQ 100 E-Mini	Short	(20)	12/16	(1,926,400)	23,600	(20,919)
Russell 2000® Mini Index	Short	(37)	12/16	(4,892,510)	25,160	(264,991)
S&P 500® E-Mini	Short	(79)	12/16	(8,685,260)	19,750	(327,231)
S&P MidCap 400® E-Mini	Long	51	12/16	8,297,190	(20,910)	523,366
				$4,609,110	$55,210	$(516,320)
*	The aggregate Notional Amount at Value of long and short positions is $20,113,280 and $(15,504,170), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

2	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$7,365,554	$—	$—	$7,365,554
Commodity Funds	342,258	—	—	342,258
Equity Funds	59,157,427	—	—	59,157,427
Fixed Income Funds	8,174,405	—	—	8,174,405
Short-Term Investments:
Money Market Funds	908,407	—	—	908,407
U.S. Government and Agency Obligations	—	1,398,963	—	1,398,963
Investments in Derivatives:
Futures Contracts*	(516,320)	—	—	(516,320)
Total	$75,431,731	$1,398,963	$—	$76,830,694
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments (excluding investments in derivatives) was $73,791,777.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$6,508,783
Depreciation	(2,953,546)
Net unrealized appreciation (depreciation) of investments	$3,555,237

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

NUVEEN	3

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.2%

	ABSOLUTE RETURN FUNDS – 9.5%

	Affiliated Absolute Return Funds – 9.5%

2,652,157	Nuveen Tactical Market Opportunities Fund (Class I)	$26,229,836
	Total Absolute Return Funds (cost $28,760,351)	26,229,836

	COMMODITY FUNDS – 0.5%

	Non-Affiliated Commodity Funds – 0.5%

142,400	United States Natural Gas Fund LP, (3)	1,200,432
	Total Commodity Funds (cost $1,648,921)	1,200,432

	EQUITY FUNDS – 53.5%

	Affiliated Equity Funds – 53.5%

1,045,045	Nuveen Dividend Value Fund (Class R6)	17,096,937

296,510	Nuveen Global Infrastructure Fund (Class R6)	3,062,944

389,532	Nuveen International Growth Fund (Class R6)	13,793,314

256,008	Nuveen Large Cap Core Fund (Class R6)	7,357,663

175,024	Nuveen Large Cap Growth Opportunities Fund (Class R6)	5,728,540

484,661	Nuveen Large Cap Select Fund (Class I)	11,127,809

280,462	Nuveen Large Cap Value Fund (Class R6)	6,980,699

636,978	Nuveen NWQ International Value Fund (Class I)	14,230,082

901,551	Nuveen NWQ Large-Cap Value Fund (Class I)	7,302,563

140,662	Nuveen Real Asset Income Fund (Class R6)	3,166,306

177,127	Nuveen Real Estate Securities Fund (Class R6)	4,036,718

165,080	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5,835,585

403,649	Nuveen Small Cap Growth Opportunities Fund (Class R6)	9,978,213

283,205	Nuveen Small Cap Select Fund (Class I)	3,523,076

416,704	Nuveen Small Cap Value Fund (Class R6)	10,267,581

337,746	Nuveen Symphony International Equity Fund (Class I)	5,788,964

168,785	Nuveen Symphony Large-Cap Growth Fund (Class I)	5,850,082

262,679	Nuveen Symphony Low Volatility Equity Fund (Class R6)	7,362,883

141,872	Nuveen Winslow Large-Cap Growth Fund (Class R6)	5,681,967
	Total Equity Funds (cost $128,459,905)	148,171,926

	FIXED INCOME FUNDS – 34.7%

	Affiliated Fixed Income Funds – 34.7%

260,970	Nuveen All-American Municipal Bond Fund (Class R6)	2,920,257

3,426,636	Nuveen Core Bond Fund (Class R6)	32,998,502

1,061,422	Nuveen Core Plus Bond Fund (Class R6)	11,484,590

1,016,882	Nuveen High Yield Municipal Bond Fund (Class R6)	16,656,519

982,517	Nuveen Inflation Protected Securities (Class R6)	10,974,710

4	NUVEEN

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

151,777	Nuveen Preferred Securities Fund (Class R6)				$2,542,270

694,321	Nuveen Short Term Bond Fund (Class R6)				6,846,015

816,561	Nuveen Strategic Income Fund (Class R6)				8,565,728

154,830	Nuveen Symphony Credit Opportunities Fund (Class R6)				3,141,498
	Total Fixed Income Funds (cost $92,850,363)				96,130,089
	Total Long-Term Investments (cost $251,719,540)				271,732,283

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.0%

	Money Market Funds – 0.7%

2,028,820	First American Treasury Obligations, Class Z	0.239% (5)	N/A	N/A	$2,028,820

	U.S. Government and Agency Obligations – 1.3%

$3,500	U.S. Treasury Bills, (6)	0.000%	2/02/17	AAA	3,497,407
	Total Short-Term Investments (cost $5,526,291)				5,526,227
	Total Investments (cost $257,245,831) – 100.2%				277,258,510
	Other Assets Less Liabilities – (0.2)% (7)				(427,443)
	Net Assets – 100%				$276,831,067

Investments in Derivatives as of November 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	113	12/16	$9,238,315	$(9,040)	$(388,822)
Mini MSCI Emerging Markets Index	Long	276	12/16	11,909,400	24,840	(273,223)
NASDAQ 100 E-Mini	Short	(69)	12/16	(6,646,080)	81,420	(72,169)
Russell 2000® Mini Index	Short	(189)	12/16	(24,991,470)	128,520	(1,569,952)
S&P 500® E-Mini	Short	(121)	12/16	(13,302,740)	30,250	(501,203)
S&P MidCap 400® E-Mini	Long	46	12/16	7,483,740	(18,860)	472,056
				$(16,308,835)	$237,130	$(2,333,313)
*	The aggregate Notional Amount at Value of long and short positions is $28,631,455 and $(44,940,290), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	5

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$26,229,836	$—	$—	$26,229,836
Commodity Funds	1,200,432	—	—	1,200,432
Equity Funds	148,171,926	—	—	148,171,926
Fixed Income Funds	96,130,089	—	—	96,130,089
Short-Term Investments:
Money Market Funds	2,028,820	—	—	2,028,820
U.S. Government and Agency Obligations	—	3,497,407	—	3,497,407
Investments in Derivatives:
Futures Contracts*	(2,333,313)	—	—	(2,333,313)
Total	$271,427,790	$3,497,407	$—	$274,925,197
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments (excluding investments in derivatives) was $259,636,884.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$28,808,170
Depreciation	(11,186,544)
Net unrealized appreciation (depreciation) of investments	$17,621,626

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

6	NUVEEN

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.8%

	ABSOLUTE RETURN FUNDS – 10.0%

	Affiliated Absolute Return Funds – 10.0%

969,012	Nuveen Tactical Market Opportunities Fund (Class I)	$9,583,524
	Total Absolute Return Funds (cost $10,673,989)	9,583,524

	COMMODITY FUNDS – 0.4%

	Non-Affiliated Commodity Funds – 0.4%

48,200	United States Natural Gas Fund LP, (3)	406,326
	Total Commodity Funds (cost $557,787)	406,326

	EQUITY FUNDS – 32.3%

	Affiliated Equity Funds – 32.3%

263,266	Nuveen Dividend Value Fund (Class R6)	4,307,031

276,287	Nuveen Global Infrastructure Fund (Class R6)	2,854,044

53,513	Nuveen International Growth Fund (Class R6)	1,894,884

42,965	Nuveen Large Cap Core Fund (Class R6)	1,234,807

30,328	Nuveen Large Cap Growth Opportunities Fund (Class R6)	992,627

111,918	Nuveen Large Cap Select Fund (Class I)	2,569,647

78,053	Nuveen Large Cap Value Fund (Class R6)	1,942,744

65,795	Nuveen NWQ International Value Fund (Class I)	1,469,855

231,603	Nuveen NWQ Large-Cap Value Fund (Class I)	1,875,989

42,321	Nuveen Real Asset Income Fund (Class R6)	952,640

27,436	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	969,864

70,913	Nuveen Small Cap Growth Opportunities Fund (Class R6)	1,752,970

167,822	Nuveen Small Cap Select Fund (Class I)	2,087,713

73,305	Nuveen Small Cap Value Fund (Class R6)	1,806,235

56,561	Nuveen Symphony International Equity Fund (Class I)	969,457

28,897	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,001,564

40,808	Nuveen Symphony Low Volatility Equity Fund (Class R6)	1,143,843

24,500	Nuveen Winslow Large-Cap Growth Fund (Class R6)	981,231
	Total Equity Funds (cost $27,342,413)	30,807,145

	FIXED INCOME FUNDS – 56.1%

	Affiliated Fixed Income Funds – 56.1%

164,108	Nuveen All-American Municipal Bond Fund (Class R6)	1,836,363

1,966,147	Nuveen Core Bond Fund (Class R6)	18,933,992

827,751	Nuveen Core Plus Bond Fund (Class R6)	8,956,262

288,466	Nuveen High Yield Municipal Bond Fund (Class R6)	4,725,077

515,525	Nuveen Inflation Protected Securities Fund (Class R6)	5,758,415

NUVEEN	7

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

25,834	Nuveen Preferred Securities Fund (Class R6)				$432,727

611,309	Nuveen Short Term Bond Fund (Class R6)				6,027,509

590,262	Nuveen Strategic Income Fund (Class R6)				6,191,847

34,123	Nuveen Symphony Credit Opportunities Fund (Class R6)				692,365
	Total Fixed Income Funds (cost $54,641,171)				53,554,557
	Total Long-Term Investments (cost $93,215,360)				94,351,552

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 0.6%

600,260	First American Treasury Obligations Fund, Class Z	0.239% (5)	N/A	N/A	$600,260

	U.S. Government and Agency Obligations – 0.7%

$625	U.S. Treasury Bills, (6)	0.000%	2/02/17	AAA	624,537
	Total Short-Term Investments (cost $1,224,808)				1,224,797
	Total Investments (cost $94,440,168) – 100.1%				95,576,349
	Other Assets Less Liabilities – (0.1)% (7)				(81,885)
	Net Assets – 100%				$95,494,464

Investments in Derivatives as of November 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	54	12/16	$4,414,770	$(4,320)	$(185,809)
Mini MSCI Emerging Markets Index	Long	98	12/16	4,228,700	8,820	(95,352)
NASDAQ 100 E-Mini	Short	(23)	12/16	(2,215,360)	27,140	(24,056)
Russell 2000® Mini Index	Short	(87)	12/16	(11,504,010)	59,160	(775,885)
S&P MidCap 400® E-Mini	Long	4	12/16	650,760	(1,640)	41,048
				$(4,425,140)	$89,160	$(1,040,054)
*	The aggregate Notional Amount at Value of long and short positions is $9,294,230 and $(13,719,370), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$9,583,524	$—	$—	$9,583,524
Commodity Funds	406,326	—	—	406,326
Equity Funds	30,807,145	—	—	30,807,145
Fixed Income Funds	53,554,557	—	—	53,554,557
Short-Term Investments:
Money Market Funds	600,260	—	—	600,260
U.S. Government and Agency Obligations	—	624,537	—	624,537
Investments in Derivatives:
Futures Contracts*	(1,040,054)	—	—	(1,040,054)
Total	$93,911,758	$624,537	$—	$94,536,295
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments (excluding investments in derivatives) was $94,634,758.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$4,291,185
Depreciation	(3,349,594)
Net unrealized appreciation (depreciation) of investments	$941,591

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

NUVEEN	9

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	ABSOLUTE RETURN FUNDS – 8.5%

	Affiliated Absolute Return Funds – 8.5%

1,202,196	Nuveen Tactical Market Opportunities Fund (Class I)	$11,889,719
	Total Absolute Return Funds (cost $12,923,038)	11,889,719

	COMMODITY FUNDS – 0.4%

	Non-Affiliated Commodity Funds – 0.4%

71,300	United States Natural Gas Fund LP, (3)	601,059
	Total Commodity Funds (cost $826,055)	601,059

	EQUITY FUNDS – 70.8%

	Affiliated Equity Funds – 70.8%

770,513	Nuveen Dividend Value Fund (Class R6)	12,605,585

149,444	Nuveen Global Infrastructure Fund (Class R6)	1,543,754

216,124	Nuveen International Growth Fund (Class R6)	7,652,945

196,100	Nuveen Large Cap Core Fund (Class R6)	5,635,916

133,974	Nuveen Large Cap Growth Opportunities Fund (Class R6)	4,384,985

392,732	Nuveen Large Cap Select Fund (Class I)	9,017,123

235,135	Nuveen Large Cap Value Fund (Class R6)	5,852,517

347,197	Nuveen NWQ International Value Fund (Class I)	7,756,390

711,988	Nuveen NWQ Large-Cap Value Fund (Class R6)	5,767,101

77,573	Nuveen Real Asset Income Fund (Class R6)	1,746,179

113,293	Nuveen Real Estate Securities Fund (Class R6)	2,581,956

124,199	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	4,390,431

213,464	Nuveen Small Cap Growth Opportunities Fund (Class R6)	5,276,831

133,988	Nuveen Small Cap Select Fund (Class I)	1,666,805

208,705	Nuveen Small Cap Value Fund (Class R6)	5,142,488

225,106	Nuveen Symphony International Equity Fund (Class I)	3,858,317

125,954	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,365,575

203,093	Nuveen Symphony Low Volatility Equity Fund (Class R6)	5,692,686

105,697	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,233,146
	Total Equity Funds (cost $90,388,911)	99,170,730

	FIXED INCOME FUNDS – 18.1%

	Affiliated Fixed Income Funds – 18.1%

70,703	Nuveen All-American Municipal Bond Fund (Class R6)	791,161

285,217	Nuveen Core Bond Fund (Class R6)	2,746,638

236,951	Nuveen Core Plus Bond Fund (Class R6)	2,563,805

493,521	Nuveen High Yield Municipal Bond Bund (Class R6)	8,083,870

10	NUVEEN

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

125,000	Nuveen Inflation Protected Securities Fund (Class R6)				$1,396,250

128,339	Nuveen Preferred Securities Fund (Class R6)				2,149,675

460,114	Nuveen Short Term Bond Fund (Class R6)				4,536,725

117,908	Nuveen Strategic Income Fund (Class R6)				1,236,865

92,670	Nuveen Symphony Credit Opportunities Fund (Class R6)				1,880,293
	Total Fixed Income Funds (cost $25,208,543)				25,385,282
	Total Long-Term Investments (cost $129,346,547)				137,046,790

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 0.9%

1,276,880	First American Treasury Obligations Fund, Class Z	0.239% (5)	N/A	N/A	$1,276,880

	U.S Government and Agency Obligations – 1.3%

$1,800	U.S. Treasury Bills, (6)	0.000%	2/02/17	AAA	1,798,667
	Total Short-Term Investments (cost $3,075,579)				3,075,547
	Total Investments (cost $132,422,126) – 100.0%				140,122,337
	Other Assets Less Liabilities – 0.0% (7)				11,812
	Net Assets – 100%				$140,134,149

Investments in Derivatives as of November 30, 2016

Future Contracts:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Mini Index	Long	103	12/16	$8,420,765	$(8,240)	$(354,413)
Mini MSCI Emerging Markets Index	Long	235	12/16	10,140,250	21,150	(300,834)
NASDAQ 100 E-Mini	Short	(34)	12/16	(3,274,880)	40,120	(35,562)
Russell 2000® E-Mini	Short	(74)	12/16	(9,785,020)	50,320	(554,997)
S&P 500® E-Mini	Short	(179)	12/16	(19,679,260)	44,750	(741,448)
S&P MidCap 400® E-Mini	Long	58	12/16	9,436,020	(23,780)	595,201
				$(4,742,125)	$124,320	$(1,392,053)
*	The aggregate Notional Amount at Value of long and short positions is $27,997,035 and $(32,739,160), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

NUVEEN	11

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$11,889,719	$—	$—	$11,889,719
Commodity Funds	601,059	—	—	601,059
Equity Funds	99,170,730	—	—	99,170,730
Fixed Income Funds	25,385,282	—	—	25,385,282
Short-Term Investments:
Money Market Funds	1,276,880	—	—	1,276,880
U.S. Government and Agency Obligations	—	1,798,667	—	1,798,667
Investments in Derivatives:
Futures Contracts*	(1,392,053)	—	—	(1,392,053)
Total	$136,931,617	$1,798,667	$—	$138,730,284
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments (excluding investments in derivatives) was $133,090,507.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$11,949,985
Depreciation	(4,918,155)
Net unrealized appreciation (depreciation) of investments	$7,031,830
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

12	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 27, 2017